Pay vs Performance Disclosure - USD ($)	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2022	Dec. 31, 2022	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for First PEO ($)(1)	Summary Compensation Table Total for Second PEO ($)(2)	Compensation Actually Paid to First PEO ($)(3)(8)	Compensation Actually Paid to Second PEO ($)(3)(8)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(4)	Average Compensation Actually Paid to Non-PEO NEOs ($)(3)(4)(10)	Value of Initial Fixed $100 Investment Based On:		Net Income ($ millions)	Adjusted EBITDA ($ millions) (7)
							Total Shareholder Return ($)(5)	Peer Group Total Shareholder Return ($)(6)
2023	4,352,908	—	3,092,669	—	3,557,909	1,716,832	162.02	92.59	379.1	818.8
2022	4,625,065	14,207,601	8,702,483	7,867,148	4,255,197	4,370,793	166.82	93.58	394	917.5
2021	—	8,098,389	—	19,163,129	2,746,401	5,977,176	161.13	121.89	413.2	764.2
The following adjustments were made to the total compensation reported in the Summary Compensation Table to arrive at the compensation actually paid to Mr. Rosgaard:

Year	Summary Compensation Table Total for First PEO ($)	Change in Pension Value and Nonqualified Deferred Compensation Earnings from Summary Compensation Table ($)	Pension Benefit Adjustments ($)(a)	Equity Awards from Summary Compensation Table ($)	Equity Award Adjustments ($)(b)	Compensation Actually Paid to First PEO ($)
2023	4,352,908	(4,082)	101,781	(2,230,716)	872,778	3,092,669
2022	4,625,065	(903)	115,632	(2,224,859)	6,187,548	8,702,483
2021	—	—	—	—	—	—
(a)The pension benefit adjustments for Mr. Rosgaard for each year include the addition of the following:

Year	Actuarially Determined Service Costs ($)	Prior Service Costs ($)	Total Pension Benefit Adjustments ($)
2023	101,781.00	—	101,781.00
2022	115,632.00	—	115,632.00
2021	—	—	—

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote			Mr. Rosgaard was appointed President and CEO of the Company effective February 1, 2022. (2)Mr. Watson retired as President and CEO of the Company effective January 31, 2022.
Peer Group Issuers, Footnote			Peer group TSR represents the cumulative TSR of the Dow Jones U.S. Containers & Packaging Index, based on an initial fixed investment of $100 as of October 31, 2019, which we present in the stock performance graph required by Item 201(e) of Regulation S-K included in our annual report on Form 10-K for the year ended October 31, 2023.
Adjustment To PEO Compensation, Footnote	The amounts shown for Compensation Actually Paid to Mr. Rosgaard, Mr. Watson, and the Non-PEO NEOs have been calculated in accordance with Item 402(v) of Regulation S-K and reflect total compensation as set forth in the Summary Compensation Table above adjusted as further set forth in footnotes 8, 9 and 10 below.The equity award adjustments for Mr. Rosgaard for each year include the addition or subtraction, as applicable, of the following:

Year	Year-end fair value of awards granted and unvested in the fiscal year ($)	Change over the fiscal year in fair value of awards granted in prior years outstanding and unvested in the fiscal year ($)	Fair value as of vesting date of awards granted and vested in the fiscal year ($)	Change from end of prior fiscal year of awards granted in prior years that failed to meet vesting conditions in the fiscal year ($)	Fair value at end of prior fiscal year of awards granted in prior years that failed to meet vesting conditions in the fiscal year ($)	Value of dividends or other earnings paid on stock or option awards in the fiscal year before the vesting date, not otherwise reflected in the fair value or included in total compensation for the fiscal year ($)	Total Equity Award Adjustments ($)
2023	2,469,734	(1,698,474)	—	101,518	—	—	872,778
2022	5,503,459	699,278	—	(15,189)	—	—	6,187,548
2021	—	—	—	—	—	—	—
The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.
(9)The following adjustments were made to the total compensation reported in the Summary Compensation Table to arrive at the compensation actually paid to Mr. Watson:

Year	Summary Compensation Table Total for Second PEO ($)	Aggregate Change in Actuarial Present Value of Pension Benefits from Summary Compensation Table ($)	Pension Benefit Adjustments ($)(a)	Equity Award Values from Summary Compensation Table	Equity Award Adjustments ($)(b)	Compensation Actually Paid to Second PEO ($)
2023	—	—	—	—	—	—
2022	14,207,601	—	508,829	(11,587,974)	4,738,692	7,867,148
2021	8,098,389	(2,644,444)	851,012	(882,736)	13,740,908	19,163,129
(a)The pension benefit adjustments for Mr. Watson for each year include the addition of the following:

Year	Actuarially Determined Service Costs ($)	Prior Service Costs ($)	Total Pension Benefit Adjustments ($)
2023	—	—	—
2022	508,829	—	508,829
2021	851,012	—	851,012
(b)The equity award adjustments for Mr. Watson for each year include the addition or subtraction, as applicable, of the following:

Year	Year-end fair value of awards granted and unvested in the fiscal year ($)	Change over the fiscal year in fair value of awards granted in prior years outstanding and unvested in the fiscal year ($)	Fair value as of vesting date of awards granted and vested in the fiscal year ($)	Change from end of prior fiscal year of awards granted in prior years that failed to meet vesting conditions in the fiscal year ($)	Fair value at end of prior fiscal year of awards granted in prior years that failed to meet vesting conditions in the fiscal year ($)	Value of dividends or other earnings paid on stock or option awards in the fiscal year before the vesting date, not otherwise reflected in the fair value or included in total compensation for the fiscal year ($)	Total Equity Award Adjustments ($)
2023	—	—	—	—	—	—	—
2022	1,051,146	3,762,786	—	(75,240)	—	—	4,738,692
2021	7,551,012	5,979,816	—	210,080	—	—	13,740,908

Non-PEO NEO Average Total Compensation Amount			$ 3,557,909	$ 4,255,197	$ 2,746,401
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,716,832	4,370,793	5,977,176
Adjustment to Non-PEO NEO Compensation Footnote	For 2023, our non-PEO NEOs were Lawrence A. Hilsheimer, Gary R. Martz, Timothy L. Bergwall, and Bala V. Sathyanarayanan; for 2022 and 2021, our non-PEO NEOs were Lawrence A. Hilsheimer, Gary R. Martz, Michael Cronin, and Ole G. Rosgaard. The following adjustments were made to the total compensation reported in the Summary Compensation Table to arrive at the average compensation actually paid to our Named Executive Officers other than our Principal Executive Officer:

Year	Summary Compensation Table Total for Non-PEO NEOs ($)	Aggregate Change in Actuarial Present Value of Pension Benefits from Summary Compensation Table ($)	Pension Benefit Adjustments ($)(a)	Equity Award Values from Summary Compensation Table	Equity Award Adjustments ($)(b)	Compensation Actually Paid to Non-PEO NEOs ($)
2023	3,557,909	(21,916)	98,780	(2,318,458)	400,517	1,716,832
2022	4,255,197	(5,048)	145,684	(2,595,456)	2,570,416	4,370,793
2021	2,746,401	(362,440)	193,470	(269,654)	3,669,399	5,977,176
(a)The pension benefit adjustments for the Non-PEO NEOs for each year include the addition of the following:

Year	Actuarially Determined Service Costs ($)	Prior Service Costs ($)	Total Pension Benefit Adjustments ($)
2023	98,780	—	98,780
2022	145,684	—	145,684
2021	193,470	—	193,470
(b)The equity award adjustments for the Non-PEO NEOs for each year include the addition or subtraction, as applicable, of the following:

Year	Year-end fair value of awards granted and unvested in the fiscal year ($)	Change over the fiscal year in fair value of awards granted in prior years outstanding and unvested in the fiscal year ($)	Fair value as of vesting date of awards granted and vested in the fiscal year ($)	Change from end of prior fiscal year of awards granted in prior years that failed to meet vesting conditions in the fiscal year ($)	Fair value at end of prior fiscal year of awards granted in prior years that failed to meet vesting conditions in the fiscal year ($)	Value of dividends or other earnings paid on stock or option awards in the fiscal year before the vesting date, not otherwise reflected in the fair value or included in total compensation for the fiscal year ($)	Total Equity Award Adjustments ($)
2023	819,964	(537,952)	—	118,505	—	—	400,517
2022	1,785,133	804,008	—	(18,725)	—	—	2,570,416
2021	2,230,779	1,381,863	—	56,757	—	—	3,669,399

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid v Company TSR
The following chart shows the relationship between compensation actually paid to our PEOs, the average compensation actually paid to our Non-PEO NEOs, and the Company's cumulative TSR over the three-year period from 2021 through 2023.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid v Net Income
The following chart shows the relationship between compensation actually paid to our PEOs, the average compensation actually paid to our Non-PEO NEOs, and the Company's net income for fiscal years 2021 to 2023.

Compensation Actually Paid vs. Company Selected Measure

Compensation Actually Paid v Adjusted EBITDA
The following chart shows the relationship between compensation actually paid to our PEOs, the average of compensation actually paid to our Non-PEO NEOs, and the Company's adjusted EBITDA for fiscal years 2021 to 2023.

Total Shareholder Return Vs Peer Group

Company TSR v Peer Group TSR
			The following chart compares our Company cumulative TSR over the three-year period from 2021 to 2023 to that of the Dow Jones U.S. Containers and Packaging Index
Tabular List, Table			Adjusted EBITDA •Operating Profit Before Special Items (OPBSI) •Operating Working Capital (OWC) •Relative TSR (rTSR)
Total Shareholder Return Amount			$ 162.02	166.82	161.13
Peer Group Total Shareholder Return Amount			92.59	93.58	121.89
Net Income (Loss)			$ 379,100,000	$ 394,000,000	$ 413,200,000
Company Selected Measure Amount			818,800,000	917,500,000	764,200,000
PEO Name	Mr. Watson	Mr. Rosgaard
Additional 402(v) Disclosure			Cumulative total shareholder return (TSR) of the Company's Class A Common Stock, based on an initial fixed investment of $100 as of October 31, 2019.Adjusted EBITDA means adjusted earnings before interest, taxes, depreciation, depletion and amortization, subject to such adjustments that the Compensation Committee determines to be necessary to reflect accurately the EBITDA of the Company for the applicable period. Adjusted EBITDA is a non-GAAP financial measure that has not been prepared in accordance with U.S. GAAP and is not based on any standardized methodology prescribed by U.S. GAAP. As a result, it is not necessarily comparable to similarly titled measures presented by other companies. While the Company uses multiple financial performance measures to evaluate performance under the Company's compensation programs, the Company has determined that Adjusted EBITDA is the financial performance measure that, in the Company's assessment, represents the most important performance measure (that is not otherwise required to be in the table) used by the Company to link compensation actually paid to the Company's PEO and Non-PEO NEOs to Company performance for the three most recently completed fiscal years.
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name			Operating Profit Before Special Items (OPBSI)
Measure:: 3
Pay vs Performance Disclosure
Name			Operating Working Capital (OWC)
Measure:: 4
Pay vs Performance Disclosure
Name			Relative TSR (rTSR)
Mr. Rosgaard [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 4,352,908	$ 4,625,065	$ 0
PEO Actually Paid Compensation Amount			3,092,669	8,702,483	0
Mr. Watson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			0	14,207,601	8,098,389
PEO Actually Paid Compensation Amount			0	7,867,148	19,163,129
PEO | Mr. Rosgaard [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,082)	(903)	0
PEO | Mr. Rosgaard [Member] | Pension Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			101,781	115,632	0
PEO | Mr. Rosgaard [Member] | Equity Awards from Summary Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,230,716)	(2,224,859)	0
PEO | Mr. Rosgaard [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			872,778	6,187,548	0
PEO | Mr. Rosgaard [Member] | Pension Adjustments, Actuarially Determined Service Costs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			101,781	115,632	0
PEO | Mr. Rosgaard [Member] | Pension Adjustments, Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Mr. Rosgaard [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,469,734	5,503,459	0
PEO | Mr. Rosgaard [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,698,474)	699,278	0
PEO | Mr. Rosgaard [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Mr. Rosgaard [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			101,518	(15,189)	0
PEO | Mr. Rosgaard [Member] | Equity Awards Granted, Additions for Various Reasons [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Mr. Rosgaard [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Mr. Watson [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	(2,644,444)
PEO | Mr. Watson [Member] | Pension Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	508,829	851,012
PEO | Mr. Watson [Member] | Equity Awards from Summary Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(11,587,974)	(882,736)
PEO | Mr. Watson [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	4,738,692	13,740,908
PEO | Mr. Watson [Member] | Pension Adjustments, Actuarially Determined Service Costs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	508,829	851,012
PEO | Mr. Watson [Member] | Pension Adjustments, Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Mr. Watson [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	1,051,146	7,551,012
PEO | Mr. Watson [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	3,762,786	5,979,816
PEO | Mr. Watson [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Mr. Watson [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(75,240)	210,080
PEO | Mr. Watson [Member] | Equity Awards Granted, Additions for Various Reasons [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Mr. Watson [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
Non-PEO NEO | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(21,916)	(5,048)	(362,440)
Non-PEO NEO | Pension Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			98,780	145,684	193,470
Non-PEO NEO | Equity Awards from Summary Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,318,458)	(2,595,456)	(269,654)
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			400,517	2,570,416	3,669,399
Non-PEO NEO | Pension Adjustments, Actuarially Determined Service Costs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			98,780	145,684	193,470
Non-PEO NEO | Pension Adjustments, Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			819,964	1,785,133	2,230,779
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(537,952)	804,008	1,381,863
Non-PEO NEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			118,505	(18,725)	56,757
Non-PEO NEO | Equity Awards Granted, Additions for Various Reasons [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
Non-PEO NEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ 0	$ 0